Lease - Future lease payments and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Maturities of operating lease liabilities
Nine months ending December 31, 2023	¥ 317,585
2024	341,436	¥ 404,020
2025	304,783	341,576
2026	284,021	304,923
2027	280,851	284,170
Thereafter	898,901	1,175,366
Total undiscounted lease payment	2,427,577	2,510,055
Less: imputed interest(a)	(363,849)	(385,055)
Present value of lease liabilities	¥ 2,063,728	¥ 2,125,000